Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net
Property and Equipment, Net

6. Property and Equipment, Net

	As of December 31
	2011	2012
	$	$
Cost
Furniture, fixtures and equipment	6,342,363	12,506,256
Leasehold improvements	1,372,451	2,624,050
Motor vehicles & Software	2,891,793	3,613,056
Sub-total	10,606,607	18,743,362
Less: accumulated depreciation	(1,458,445)	(6,105,795)
Property and equipment, net	9,148,162	12,637,567

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Depreciation expenses were charged to:
Fulfillment expenses	—	352,921	2,265,757
Marketing expenses	—	2,128	6,648
Technology and content expenses	—	360,194	1,634,180
General and administrative expenses	103,193	653,581	620,537
Total	103,193	1,368,824	4,527,122

During the year ended December 31, 2011, the Group has recognized impairment loss of leasehold improvements in the amount of US$437,725. The amount has been charged to general and administrative expenses, as such loss relates to a leased office premise that has no future expected usage due to change of business plan.